Acquisitions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Rogers Street Properties [Member]	Dec. 14, 2011 Rogers Street Properties [Member]	Dec. 14, 2011 PREI Joint Ventures [Member]
Business Acquisition [Line Items]
Revenues	$ 3,900,000
Net income	(309,000)
Cash consideration paid for the Rogers Street Properties			308,000,000
Ownership Interest Acquired		80.00%
Company's Ownership Interest		20.00%
Repayment of Line of Credit Facility				199,300,000
Gain on revaluation of acquired unconsolidated joint venture			4,679,000
LOC Amount Outstanding			$ 39,900,000